Related Party Transactions (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)
Related Party Transactions
Amounts due to related party		¥ 1,979
Due from related parties		11,018		$ 663	¥ 4,615
Venture Glory
Related Party Transactions
Purchases from related party		2,800
Amounts due to related party		700			0
Revenue from transactions with related party	¥ 5,000	1,000	¥ 300
Due from related parties		0			2,000
Chuang Kr
Related Party Transactions
Revenue from transactions with related party		2,800
Due from related parties		2,900			900
Ant Xiaowei
Related Party Transactions
Revenue from transactions with related party		1,000	900
Due from related parties		1,400
36Kr Global Holding
Related Party Transactions
Due from related parties					¥ 1,700
Payroll expenses for certain senior officers | Xieli
Related Party Transactions
Expenses from transactions with related party	100	800	700
Rental expenses | Xieli
Related Party Transactions
Expenses from transactions with related party	¥ 100	¥ 500	¥ 500